Shareholder Report, Average Annual Return (Details)		12 Months Ended	13 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026 [2]	Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2026
Emerging Markets Equities Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equities Fund — Class M
Average Annual Return, Percent	[1]	36.12%		3.82%			9.56%
Emerging Markets Equities Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equities Fund — Class F-2
Average Annual Return, Percent	[1]	35.94%	39.64%
Emerging Markets Equities Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equities Fund — Class F-3
Average Annual Return, Percent	[1]	35.96%		3.76%	7.24%	[3]
Emerging Markets Equities Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equities Fund — Class R-6
Average Annual Return, Percent	[1]	36.07%		3.77%	7.21%	[4]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	[5]	43.51%	48.07%	7.20%	7.81%	[3],[4]	10.07%
Emerging Markets Equity Historical Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Historical Benchmark Index
Average Annual Return, Percent	[5]	43.51%	48.07%	7.67%	8.11%	[3],[4]	10.23%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-2 shares were first offered on June 2, 2025.
[3]	Class F-3 shares were first offered on September 1, 2017.
[4]	Class R-6 shares were first offered on September 1, 2017.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.